UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006
Check here if Amendment |_|; Amendment Number:

Institutional Investment Manager Filing this Report:

Name:    Heitman Real Estate Securities LLC
Address: 191 North Wacker Drive
         Suite 2500
         Chicago, IL 60606

Form 13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Nancy B. Lynn
Title: Vice President
Phone: 312-849-4153

Signature, Place and Date of Signing:


/s/ Nancy B. Lynn                   Chicago, IL        2/9/07
-------------------------------     -------------      ----------
[Signature]                         [City, State]      [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

028-01190                           Frank Russell Company
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:           FIVE (5)

Form 13F Information Table Entry Total:     118

Form 13F Information Table Value Total:     4,337,222

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number       Name

1        028-11931                  Old Mutual (US) Holdings, Inc.

2        028-11581                  Old Mutual Capital, Inc.

3        028-598                    The Penn Mutual Life Insurance Company

4        028-12002                  Heitman LLC

5        028-12003                  KE I LLC

Heitman Real Estate Securities LLC
FORM 13F
30-Sep-06

                                      TITLE OF             VALUE     SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER                     CLASS     CUSIP    (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS   SOLE     SHARED    NONE
-----------------------               -------- ---------  --------   ------- --- ---- -------  --------  -------  --------  -------
Alexandria Real Estate
 Equities Inc.                        COM      015271109     2,128     21,200 SH       OTHER    1,3,4,5     21,200
Alexandria Real Estate
 Equities Inc.                        COM      015271109     7,711     76,805 SH       OTHER    1,2,4,5     76,805
Alexandria Real Estate
 Equities Inc.                        COM      015271109   111,205  1,107,618 SH       DEFINED  1,4,5      564,857          542,761
AMB Property Corp                     COM      00163T109       914     15,600 SH       DEFINED  1,4,5       15,600
American Financial
 Realty Trust                         COM
                                      SH
                                      BEN INT  02607P305     6,400    559,400 SH       DEFINED  1,4,5                       559,400
Archstone-Smith Trust                 COM SHS  039583109     3,378     58,026 SH       OTHER    1,3,4,5     58,026
Archstone-Smith Trust                 COM SHS  039583109    12,290    211,136 SH       OTHER    1,2,4,5    211,136
Archstone-Smith Trust                 COM SHS  039583109   199,394  3,425,424 SH       DEFINED  1,4,5    1,736,922        1,688,502
Ashford Hospitality
 Trust, Inc.                          COM      044103109     1,322    106,200 SH       DEFINED  1,4,5                       106,200
Avalonbay Communities, Inc.           COM      053484101     3,121     24,000 SH       OTHER    1,3,4,5     24,000
Avalonbay Communities, Inc.           COM      053484101    11,568     88,947 SH       OTHER    1,2,4,5     88,947
Avalonbay Communities, Inc.           COM      053484101   143,089  1,100,262 SH       DEFINED  1,4,5      560,736          539,526
Boston Properties, Inc.               COM      101121101     3,334     29,800 SH       OTHER    1,3,4,5     29,800
Boston Properties, Inc.               COM      101121101    12,067    107,859 SH       OTHER    1,2,4,5    107,859
Boston Properties, Inc.               COM      101121101   218,795  1,955,626 SH       DEFINED  1,4,5      995,716          959,910
BRE Properties, Inc.                  COM      05564E106     1,599     24,600 SH       OTHER    1,3,4,5     24,600
BRE Properties, Inc.                  COM      05564E106     4,953     76,175 SH       OTHER    1,2,4,5     76,175
BRE Properties, Inc.                  COM      05564E106    72,124  1,109,251 SH       DEFINED  1,4,5      584,684          524,567
Camden Property Trust                 COM      133131102     1,300     17,600 SH       OTHER    1,3,4,5     17,600
Camden Property Trust                 COM      133131102     4,535     61,406 SH       OTHER    1,2,4,5     61,406
Camden Property Trust                 COM      133131102    71,104    962,816 SH       DEFINED  1,4,5      468,620          494,196
Cogdell Spencer Inc.                  COM      19238U107     2,399    111,600 SH       DEFINED  1,4,5                       111,600
Corporate Office Properties           COM      22002T108     1,716     34,000 SH       OTHER    1,3,4,5     34,000
Corporate Office Properties           COM      22002T108     6,163    122,120 SH       OTHER    1,2,4,5    122,120
Corporate Office Properties           COM      22002T108    65,240  1,292,659 SH       DEFINED  1,4,5      648,825          643,834
Developers Diversified Realty Corp.   COM      251591103     2,323     36,900 SH       OTHER    1,3,4,5     36,900
Developers Diversified Realty Corp.   COM      251591103     8,433    133,959 SH       OTHER    1,2,4,5    133,959
Developers Diversified Realty Corp.   COM      251591103   129,203  2,052,472 SH       DEFINED  1,4,5    1,002,452        1,050,020
Diamondrock Hospitality Company       COM      252784301       479     26,574 SH       DEFINED  1,4,5       17,174            9,400
Digital Realty Trust Inc.             COM      253868103     1,383     40,400 SH       OTHER    1,3,4,5     40,400
Digital Realty Trust Inc.             COM      253868103     4,988    145,721 SH       OTHER    1,2,4,5    145,721
Digital Realty Trust Inc.             COM      253868103    70,015  2,045,414 SH       DEFINED  1,4,5    1,069,241          976,173
EastGroup Properties Inc.             COM      277276101       980     18,300 SH       OTHER    1,3,4,5     18,300
EastGroup Properties Inc.             COM      277276101     3,574     66,721 SH       OTHER    1,2,4,5     66,721
EastGroup Properties Inc.             COM      277276101    54,792  1,023,004 SH       DEFINED  1,4,5      514,640          508,364
Entertainment Properties Trust        COM SH
                                      BEN INT  29380T105    15,976    273,372 SH       DEFINED  1,4,5       28,772          244,600
Equity Lifestyle Properties  Inc.     COM      29472R108       746     13,700 SH       OTHER    1,3,4,5     13,700
Equity Lifestyle Properties  Inc.     COM      29472R108     2,710     49,786 SH       OTHER    1,2,4,5     49,786
Equity Lifestyle Properties  Inc.     COM      29472R108    39,164    719,528 SH       DEFINED  1,4,5      357,429          362,099
Equity Residential Properties Trust   COM SH
                                      BEN INT  29476L107     3,091     60,900 SH       OTHER    1,3,4,5     60,900
Equity Residential Properties Trust   COM SH
                                      BEN INT  29476L107    11,306    222,774 SH       OTHER    1,2,4,5    222,774
Equity Residential Properties Trust   COM SH
                                      BEN INT  29476L107   167,764  3,305,703 SH       DEFINED  1,4,5    1,637,313        1,668,390
Federal Realty Investment Trust       COM SHS  313747206     1,717     20,200 SH       OTHER    1,3,4,5     20,200
Federal Realty Investment Trust       COM SHS  313747206     6,200     72,941 SH       OTHER    1,2,4,5     72,941
Federal Realty Investment Trust       COM SHS  313747206    96,188  1,131,627 SH       DEFINED  1,4,5      557,689          573,938
Glimcher Realty Trust                 COM SH
                                      BEN INT  379302102    10,056    376,500 SH       DEFINED  1,4,5                       376,500
GMH Communities Trust                 COM SH
                                      BEN INT  36188G102       688     67,800 SH       OTHER    1,3,4,5     67,800
GMH Communities Trust                 COM SH
                                      BEN INT  36188G102     2,523    248,596 SH       OTHER    1,2,4,5    248,596
GMH Communities Trust                 COM SH
                                      BEN INT  36188G102    35,938  3,540,665 SH       DEFINED  1,4,5    1,862,976        1,677,689
Health Care Property Investors Inc.   COM      421915109    36,953  1,003,600 SH       DEFINED  1,4,5      149,500          854,100
Health Care REIT Inc.                 COM      42217K106    27,421    637,400 SH       DEFINED  1,4,5       65,000          572,400
Healthcare Realty Trust Inc.          COM      421946104    10,237    258,900 SH       DEFINED  1,4,5                       258,900
Host Hotels & Resorts, Inc.           COM      44107P104     3,360    136,869 SH       OTHER    1,3,4,5    136,869
Host Hotels & Resorts, Inc.           COM      44107P104    12,162    495,413 SH       OTHER    1,2,4,5    495,413
Host Hotels & Resorts, Inc.           COM      44107P104   184,489  7,514,830 SH       DEFINED  1,4,5    3,864,666        3,650,164
HRPT Properties Trust                 COM SH
                                      BEN INT  40426W101    17,444  1,412,500 SH       DEFINED  1,4,5                     1,412,500
Innkeepers USA Trust                  COM SH
                                      BEN INT  4576J0104    18,274  1,178,998 SH       DEFINED  1,4,5      169,798        1,009,200
Kilroy Realty Corporation             COM      49427F108     1,256     16,100 SH       OTHER    1,3,4,5     16,100
Kilroy Realty Corporation             COM      49427F108     4,575     58,653 SH       OTHER    1,2,4,5     58,653
Kilroy Realty Corporation             COM      49427F108    66,954    858,385 SH       DEFINED  1,4,5      435,035          423,350
Kimco Realty Corporation              COM      49446R109     2,643     58,800 SH       OTHER    1,3,4,5     58,800
Kimco Realty Corporation              COM      49446R109     9,510    211,574 SH       OTHER    1,2,4,5    211,574
Kimco Realty Corporation              COM      49446R109   150,765  3,354,070 SH       DEFINED  1,4,5    1,643,585        1,710,485
LaSalle Hotel Properties              COM SH
                                      BEN INT  517942108    64,204  1,400,295 SH       DEFINED  1,4,5      687,672          712,623
LaSalle Hotel Properties              COM SH
                                      BEN INT  517942108     1,107     24,152 SH       OTHER    1,3,4,5     24,152
LaSalle Hotel Properties              COM SH
                                      BEN INT  517942108     4,064     88,643 SH       OTHER    1,2,4,5     88,643
Lexington Corporate Properties Trust  COM SHS  529043101     7,596    338,800 SH       DEFINED  1,4,5                       338,800
Macerich Company, The                 COM      554382101     2,277     26,300 SH       OTHER    1,3,4,5     26,300
Macerich Company, The                 COM      554382101     8,197     94,681 SH       OTHER    1,2,4,5     94,681
Macerich Company, The                 COM      554382101   115,467  1,333,804 SH       DEFINED  1,4,5      677,005          656,799
Mack-Cali Realty Corporation          COM      554489104     1,377     27,000 SH       OTHER    1,3,4,5     27,000
Mack-Cali Realty Corporation          COM      554489104     4,978     97,601 SH       OTHER    1,2,4,5     97,601
Mack-Cali Realty Corporation          COM      554489104    70,295  1,378,335 SH       DEFINED  1,4,5      696,073          682,262
Medical Properties Trust Inc.         COM      58463J304    16,519  1,079,700 SH       DEFINED  1,4,5                     1,079,700
Nationwide Health Properties, Inc.    COM      638620104    19,782    654,600 SH       DEFINED  1,4,5       96,700          557,900
Omega Healthcare Investors, Inc.      COM      681936100    19,585  1,105,268 SH       DEFINED  1,4,5      146,168          959,100
Plum Creek Timber Company Inc.        COM      729251108    30,039    753,800 SH       DEFINED  1,4,5       84,300          669,500
ProLogis                              COM SHS  743410102     3,901     64,200 SH       OTHER    1,3,4,5     64,200
ProLogis                              COM SHS  743410102    14,227    234,110 SH       OTHER    1,2,4,5    234,110
ProLogis                              COM SHS  743410102   218,087  3,588,722 SH       DEFINED  1,4,5    1,762,741        1,825,981
PS Business Parks Inc.                COM      69360J107     1,117     15,800 SH       OTHER    1,3,4,5     15,800
PS Business Parks Inc.                COM      69360J107     4,073     57,597 SH       OTHER    1,2,4,5     57,597
PS Business Parks Inc.                COM      69360J107    57,876    818,505 SH       DEFINED  1,4,5      423,061          395,444
Public Storage, Inc.                  COM      74460D109     2,878     29,515 SH       OTHER    1,3,4,5     29,515
Public Storage, Inc.                  COM      74460D109    10,444    107,113 SH       OTHER    1,2,4,5    107,113
Public Storage, Inc.                  COM      74460D109   150,794  1,546,606 SH       DEFINED  1,4,5      776,081          770,525
Realty Income Corporation             COM      756109104    19,236    694,449 SH       DEFINED  1,4,5      104,349          590,100
Regency Centers Corp.                 COM      758849103     2,415     30,900 SH       OTHER    1,3,4,5     30,900
Regency Centers Corp.                 COM      758849103     8,781    112,329 SH       OTHER    1,2,4,5    112,329
Regency Centers Corp.                 COM      758849103   135,978  1,739,518 SH       DEFINED  1,4,5      849,389          890,129
Senior Housing Properties Trust       COM SHS  81721M109    10,218    417,400 SH       DEFINED  1,4,5                       417,400
Simon Property Group, Inc.            COM      828806109     6,594     65,100 SH       OTHER    1,3,4,5     65,100
Simon Property Group, Inc.            COM      828806109    23,876    235,720 SH       OTHER    1,2,4,5    235,720
Simon Property Group, Inc.            COM      828806109   358,978  3,544,063 SH       DEFINED  1,4,5    1,783,067        1,760,996
SL Green Realty Corp                  COM      78440X101     2,988     22,500 SH       OTHER    1,3,4,5     22,500
SL Green Realty Corp                  COM      78440X101    10,815     81,449 SH       OTHER    1,2,4,5     81,449
SL Green Realty Corp                  COM      78440X101   143,343  1,079,553 SH       DEFINED  1,4,5      545,111          534,442
Spirit Finance Corporation            COM      848568309    11,550    926,200 SH       DEFINED  1,4,5                       926,200
Starwood Hotels & Resorts
 Worldwide Inc                        COM      85590A401       838     13,400 SH       OTHER    1,3,4,5     13,400
Starwood Hotels & Resorts
 Worldwide Inc                        COM      85590A401     3,035     48,564 SH       OTHER    1,2,4,5     48,564
Starwood Hotels & Resorts
 Worldwide Inc                        COM      85590A401    25,675    410,793 SH       DEFINED  1,4,5      316,306           94,487
Sun Communities, Inc.                 COM      866674104     4,770    147,400 SH       DEFINED  1,4,5                       147,400
Sunstone Hotel Investors Inc.         COM      867892101       815     30,500 SH       OTHER    1,3,4,5     30,500
Sunstone Hotel Investors Inc.         COM      867892101     2,985    111,671 SH       OTHER    1,2,4,5    111,671
Sunstone Hotel Investors Inc.         COM      867892101    44,742  1,673,853 SH       DEFINED  1,4,5      837,751          836,102
Taubman Centers, Inc.                 COM      876664103     1,648     32,400 SH       OTHER    1,3,4,5     32,400
Taubman Centers, Inc.                 COM      876664103     5,366    105,514 SH       OTHER    1,2,4,5    105,514
Taubman Centers, Inc.                 COM      876664103    79,705  1,567,147 SH       DEFINED  1,4,5      815,608          751,539
United Dominion Realty Trust, Inc.    COM      910197102     1,882     59,200 SH       OTHER    1,3,4,5     59,200
United Dominion Realty Trust, Inc.    COM      910197102     6,826    214,718 SH       OTHER    1,2,4,5    214,718
United Dominion Realty Trust, Inc.    COM      910197102   100,571  3,163,618 SH       DEFINED  1,4,5    1,596,594        1,567,024
Universal Health Realty Income        COM      91359E105     1,653     42,400 SH       DEFINED  1,4,5                        42,400
U-Store-It Trust                      COM      91274F104       826     40,200 SH       OTHER    1,3,4,5     40,200
U-Store-It Trust                      COM      91274F104     3,032    147,566 SH       OTHER    1,2,4,5    147,566
U-Store-It Trust                      COM      91274F104    40,336  1,962,807 SH       DEFINED  1,4,5    1,003,213          959,594
Vornado Realty Trust                  COM SH
                                      BEN INT  929042109     4,605     37,900 SH       OTHER    1,3,4,5     37,900
Vornado Realty Trust                  COM SH
                                      BEN INT  929042109    16,685    137,324 SH       OTHER    1,2,4,5    137,324
Vornado Realty Trust                  COM SH
                                      BEN INT  929042109   243,442  2,003,638 SH       DEFINED  1,4,5    1,003,220        1,000,418

REPORT SUMMARY                          118 DATA RECORDS 4,337,222          5 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED